Financial instruments - Description of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Line Items]
Current financial liabilities at amortized cost	$ 861,367	$ 328,033
Non-current financial liabilities at amortized cost	2,424,031	2,565,164
Financial liabilities at amortized cost	3,285,398	2,893,197
Total financial liabilities	4,854,740	4,518,600
For hedging purposes through equity
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	42,754	8,954
Non-current financial liabilities at fair value through profit or loss	19,772	72,900
Financial liabilities at fair value through profit or loss	62,526	81,854
Held for trading at fair value through profit or loss
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	5,816	1,672
Non-current financial liabilities at fair value through profit or loss	0	0
Financial liabilities at fair value through profit or loss	5,816	1,672
Financial liabilities at fair value
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	48,570	10,626
Non-current financial liabilities at fair value through profit or loss	19,772	72,900
Financial liabilities at fair value through profit or loss	68,342	83,526
Bank loans
Financial instruments [Line Items]
Current financial liabilities at amortized cost	130,840	85
Non-current financial liabilities at amortized cost	197,522	69,613
Financial liabilities at amortized cost	328,362	69,698
Unsecured obligations
Financial instruments [Line Items]
Current financial liabilities at amortized cost	343,589	40,594
Non-current financial liabilities at amortized cost	2,176,924	2,445,219
Financial liabilities at amortized cost	2,520,513	2,485,813
Lease Liability
Financial instruments [Line Items]
Current financial liabilities at amortized cost	12,149	7,704
Non-current financial liabilities at amortized cost	49,585	46,519
Financial liabilities at amortized cost	61,734	54,223
Trade and other payables
Financial instruments [Line Items]
Current financial liabilities at amortized cost	374,789	279,650
Non-current financial liabilities at amortized cost	0	3,813
Financial liabilities at amortized cost	374,789	283,463
Total financial liabilities
Financial instruments [Line Items]
Current, total financial liabilities	909,937	338,659
Non-current, total financial liabilities	2,443,803	2,638,064
Total financial liabilities	$ 3,353,740	$ 2,976,723